Related Party Transactions - Founder Shares and Private Placement Warrants - Additional Information (Detail)		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 Item $ / shares	Dec. 31, 2019 Item $ / shares shares	Apr. 05, 2019 shares
Related Party Transactions
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate gross proceeds | $				$ 25,000
Maximum Shares Subject to Forfeiture						937,500
Founder Shares were no longer subject to forfeiture							937,500
Minimum price per share of ordinary shares as condition to sell founder shares | $ / shares					$ 12.00	$ 12.00
Number of trading days within 30-trading day | Item					20	20
Period within which the 20 trading days at minimum price of ordinary shares					30 days	30 days
Period after business combination when founder shares can be sold					150 days	150 days
Exercise price of warrant (in dollars per share) | $ / shares					$ 1.00	$ 1.00
Percentage of Founder Shares held by the Sponsor that will be vested and wholly owned by the Sponsor as of the closing of the Proposed Business Combination					40.00%
Percentage of Founder Shares held by the Sponsor subject to vesting and forfeiture					60.00%
Replay Sponsor, LLC
Related Party Transactions
Number of shares issued			7,187,500
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Aggregate gross proceeds | $			$ 25,000
Maximum Shares Subject to Forfeiture			937,500	937,500
Forfeiture adjusted percentage to issued and outstanding shares			20.00%	20.00%
Independent director
Related Party Transactions
Aggregate gross proceeds | $		$ 313
Shares transferred (in shares)		90,000
Private Placement Warrants
Related Party Transactions
Period after business combination when warrants shares can be sold					30 days	30 days
Private Placement Warrants | Replay Sponsor, LLC | Private Placement
Related Party Transactions
Warrants sold (in shares)	7,750,000
Price per share | $ / shares	$ 1.00
Proceeds from Issuance of warrants | $	$ 7,750,000
Number of ordinary shares a warrant is exercisable for	1
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50